Supplementary Cash Flow Information (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Supplementary cash flow information:
Cash paid for interest	$ 189,038	$ 191,259
Cash paid for income taxes, net of tax refund	304,785	225,740
deferred tax expense from stock options	3,153	3,933
Supplemental disclosures of cash flow information, details for acquisitions:
Assets acquired	523,912	130,864
Liabilities assumed	241,132	17,173
Noncontrolling interest	6,191	5,570
Notes assumed in connection with acquisition	9,156	11,683
Noncontrolling Interest Subject To Put Provisions	3,110	15,320
Cash Paid	(264,323)	(81,118)
Less cash acquired in acquisition	84,694	5,139
Net cash paid for acquisitions	(179,629)	(75,979)
Cash paid for investments	(249,156)	(22,894)
Cash paid for intangible assets	(5,912)	(2,936)
Total cash paid for acquisitions and investments, net of cash acquired, and purchases of intangible assets	$ (434,697)	$ (101,809)